DIAMOND HILL FUNDS

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated April 7, 2017 (as supplemented on June 1, 2017) filed under Rule 497(e) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on June 1, 2017 (Accession No. 0001193125-17-190903) with respect to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill All Cap Select Fund, Diamond Hill Long-Short Fund, Diamond Hill Research Opportunities Fund, Diamond Hill Financial Long-Short Fund, Diamond Hill Short Duration Total Return Fund, Diamond Hill Core Bond Fund, Diamond Hill Corporate Credit Fund, and Diamond Hill High Yield Fund.